UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2007

Check here if Amendment [   ]; Amendment Number: _________
     This Amendment   [   ] is a restatement.
                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Acuity Capital Management LLC
Address:  4 Greenwich Office Park
          3rd Floor
          Greenwich, CT  06831

Form 13F File Number:  028-12286

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jed Bowen
Title:  Chief Financial Officer
Phone:  (203) 862-3344

Signature, Place, and Date of Signing:

/s/ Jed Bowen                Greenwich, CT            May 15, 2006
     [Signature]             [City, State]              [Date]

Report Type:

[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  None*

Form 13F Information Table Entry Total: 34

Form 13F Information Table Value Total: $273,697 (in thousands)

List of Other Included Managers:


* Messrs. Howard Needle and David Harris are the investment managers of Acuity Capital Management LLC, and Acuity Capital Advisors LLC, which have investment discretion over the investment portfolios reported herein.

                                   Title of               Market Value   SH/PRN   SH/ PUT/ Investment  Other      Voting Authority
Name of Issuer                      Class         CUSIP     (x1,000)     Amount   PRN CALL Discretion Managers    Sole   Shared None
Allergan Inc                   Common           018490102        2,615     23,600 SH         SHARED                23,600
Alliant Techsystems Inc        Note 3.000% 8/1  018804AK0       10,335  8,000,000 PRN        SHARED             8,000,000
Amdocs Ltd                     ORD              G02602103        1,244     34,100 SH         SHARED                34,100
Bausch & Lomb Inc              FRNT 8/0         071707AM5        4,812  4,275,000 PRN        SHARED             4,275,000
Boston Properties Inc          Common           101121101       15,088    128,520 SH         SHARED               128,520
CBRL Group Inc                 Note 4/0         12489VAB2       10,213 20,000,000 PRN        SHARED            20,000,000
Fair Isaac Corp                Note 1.500% 8/1  303250AD6       16,906 16,334,000 PRN        SHARED            16,334,000
FLIR Sys Inc                   Common           302445101       10,020    280,900 SH         SHARED               280,900
Gateway Inc                    Note 1.500% 12/3 367626AB4       12,865 15,500,000 PRN        SHARED            15,500,000
Integra Lifesciences Hldgs Inc Note 2.500% 3/1  457985AB5          520    380,000 PRN        SHARED               380,000
Intel Corp                     Common           458140100        7,258    379,400 SH         SHARED               379,400
Johnson & Johnson              Common           478160104          158      1,370 SH  Put    SHARED                 1,370
Johnson & Johnson              Common           478160104        5,924     98,300 SH         SHARED                98,300
Kellwood Co                    DBCV 3.500% 6/1  488044AF5        6,945  7,600,000 PRN        SHARED             7,600,000
Lamar Advertising Co           CL A             512815101        9,007    143,029 SH         SHARED               143,029
Liberty Media Corp New         DEB 0.750% 3/3   530718AF2       31,559 26,930,000 PRN        SHARED            26,930,000
Liberty Media Corp New         DEB 3.500% 1/1   530715AN1        3,318  4,000,000 PRN        SHARED             4,000,000
Lions Gate Entmnt Corp         Note 2.938%10/1  535919AF1       10,220  8,950,000 PRN        SHARED             8,950,000
Manor Care Inc New             Note 2.125% 4/1  564055AK7       17,575 10,000,000 PRN        SHARED            10,000,000
Maxtor Corp                    Note 2.375%8/1   577729AE6       11,152  7,570,000 PRN        SHARED             7,570,000
Mesa Air Group Inc             Note 2.115% 2/1  590479AD3        7,383 13,500,000 PRN        SHARED            13,500,000
Millipore Inc                  Note 3.750% 6/0  601073AD1       11,824 10,980,000 PRN        SHARED            10,980,000
Odyssey RE Hldgs Corp          DBCV 4.375% 6/1  67612WAB4        6,968  3,800,000 PRN        SHARED             3,800,000
Oil Sts Intl Inc               Common           678026105        3,649    113,700 SH         SHARED               113,700
OMI Corp                       Note 2.875%12/0  670874AF3        3,548  3,200,000 PRN        SHARED             3,200,000
OSI Pharmaceuticals Inc        Note 2.000%12/1  671040AF0       10,838  8,500,000 PRN        SHARED             8,500,000
PMC-Sierra Inc                 Common           69344F106        2,573    367,000 SH         SHARED               367,000
Schein Henry Inc               Note 3.000% 8/1  806407AB8        5,265  4,000,000 PRN        SHARED             4,000,000
Sybase Inc                     Note 1.750% 2/2  871130AB6        7,392  6,509,000 PRN        SHARED             6,509,000
Thermo Fisher Scientific Inc   Common           883556102        8,359    178,800 SH         SHARED               178,800
United Auto Group Inc          Note 3.500% 4/0  909440AH2        6,943  6,550,000 PRN        SHARED             6,550,000
Vornado Rlty Tr                SH BEN INT       929042109        1,372     11,500 SH         SHARED                11,500
Watson Pharmaceuticals Inc     DBCV 1.750% 3/1  942683AC7        9,338 10,000,000 PRN        SHARED            10,000,000
West Pharmaceuticals Svsc Inc  Common           955306105          511     11,000 SH         SHARED                11,000
                                                               273,697
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